LOANS (Details Textual)	12 Months Ended
Dec. 31, 2017
Disclosure of loans and receivables [Line Items]
Description of collateral held and other credit enhancements, financial assets that are individually determined to be impaired	The detailed information of credit risk impairment provisions accrued as of December 31, 2017 and 2016, taking into account how they were determined individually for loans above of Ps. 2,000 and collectively for other credits. Loans individually assessed for impairment lower than Ps. 2,000 are considered in the allowances for each type of credit.
Vehicles and computer equipment [Member]
Disclosure of loans and receivables [Line Items]
Borrowings, maturity	36 and 60 months
Machinery and equipments [Member]
Disclosure of loans and receivables [Line Items]
Borrowings, maturity	60 to 120 months
Housing leasing [Member]
Disclosure of loans and receivables [Line Items]
Borrowings, maturity	120 to 240 months